Debt (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term debt outstanding	$ 163,000,000	$ 323,163,000	$ 444,903,000
SCB LLC [Member]
Short-term Debt [Line Items]
Short-term debt outstanding	20,000,000	0
Weighted average interest rates on short-term debt outstanding (in hundredths)	1.00%	0.00%
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term debt outstanding	143,000,000	323,200,000	444,900,000
Weighted average interest rates on short-term debt outstanding (in hundredths)	0.20%	0.50%	0.20%
Average daily borrowings	$ 330,600,000	$ 404,900,000	$ 273,600,000
Weighted average interest rates on average daily borrowings (in hundredths)	0.30%	0.40%	0.20%